Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Schedule of assets and liabilities measured at fair value on a recurring basis

As of December 31, 2019

				Balance at
Assets	Level 1	Level 2	Level 3	fair value
	RMB’000	RMB’000	RMB’000	RMB’000
Short‑term investments — Wealth management products	—	86,362	—	86,362

As of December 31, 2020

				Balance at
Assets	Level 1	Level 2	Level 3	fair value
	RMB’000	RMB’000	RMB’000	RMB’000
Short‑term investments — Wealth management products	—	148,344	—	148,344

Schedule of estimated useful lives of property and equipment, net

Estimated useful life
Electronic equipment and computers	3 to 5 years
Office furniture and equipment	3 years
Leasehold improvement	Lesser of the term of the lease or the estimated useful lives of the leasehold improvement

Schedule of revenue disaggregated by the major service lines

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Online advertising services	173,783	283,426	172,811
Enterprise value‑added services
Integrated marketing	40,017	250,344	133,599
Offline events	53,711	53,861	26,992
Consulting	6,510	15,264	32,622
Revenue for Enterprise value‑added services	100,238	319,469	193,213
Subscription services
Institutional investor subscription services	14,368	20,039	16,036
Enterprise subscription services	—	2,077	361
Individual subscription services	10,704	30,595	4,343
Revenue for Subscription services	25,072	52,711	20,740
Total revenue	299,093	655,606	386,764